Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Loss before tax	$ (153,417)	$ (112,105)	$ (81,260)
Adjustments for:
Depreciation	7,338	3,648	2,451
Amortization	16,199	7,332	4,446
Impairment of non-current assets			43
Non-cash employee benefits expense - share based payments	53,819	16,578	15,339
Net loss on sale of non-current assets	1,028	42	261
Share of profits of associates	(33)	(35)	(15)
Net finance income	(19,866)	(1,261)	(204)
Net exchange differences	7,621	12,196	2,073
Issue of warrants			409
(Increase)/decrease in the fair value of derivatives	(506)	44	(288)
Changes in working capital
Increase in receivables	(72,151)	(598)	(9,524)
Increase in inventories	(10,345)	(35,163)	(6,308)
Increase in payables	57,432	47,406	19,463
Changes in other assets and liabilities
Increase in non-current receivables	(1,265)	(3,826)	(619)
Increase in other liabilities		7,365	7,973
Increase in provisions	(701)
Interest paid	(536)	(591)	(1,222)
Income taxes paid	(822)	(352)	(97)
Net cash outflow from operating activities	(116,205)	(59,320)	(47,079)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired		195
Payments for property, plant and equipment	(21,137)	(12,616)	(6,012)
Payment for intangible assets	(50,978)	(18,997)	(12,586)
Interest received	8,865	2,833	1,637
Payment for equity investments	(288)	(278)
Net cash outflow from investing activities	(63,538)	(28,863)	(16,961)
Cash flows from financing activities
Payment for acquisition of non-controlling interest			(5,028)
Proceeds from issue of shares, net of issue costs	859,526	322,097	146,869
Repayment of loan notes		(21,955)	(47)
Proceeds from issue of loan notes, net of issue costs			19,379
Net cash inflow from financing activities	859,526	300,142	161,173
Net increase in cash and cash equivalents	679,783	211,959	97,133
Cash and cash equivalents at the beginning of the financial year	384,002	150,032	72,579
Effects of exchange rate changes on cash and cash equivalents	(18,999)	22,011	(19,680)
Cash and cash equivalents at end of year	$ 1,044,786	$ 384,002	$ 150,032